Intangible Assets, Net - Summary of Reconciliation of Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	$ 42
Intangible assets	494	$ 42
Intangible assets at end of period	494	42
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	1,477	1,501
Intangible assets	2,028	1,477
Additions	523
Disposals		(24)
Effect of movements in exchange rates	28
Intangible assets at end of period	2,028	1,477
Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(1,435)	(1,375)
Intangible assets	(1,534)	(1,435)
Additions	(67)	(84)
Disposals		24
Effect of movements in exchange rates	(32)
Intangible assets at end of period	(1,534)	(1,435)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	36
Intangible assets	490	36
Intangible assets at end of period	490	36
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	1,420	1,444
Intangible assets	1,971	1,420
Additions	523
Disposals		(24)
Effect of movements in exchange rates	28
Intangible assets at end of period	1,971	1,420
Software | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(1,384)	(1,331)
Intangible assets	(1,481)	(1,384)
Additions	(65)	(77)
Disposals		24
Effect of movements in exchange rates	(32)
Intangible assets at end of period	(1,481)	(1,384)
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	6
Intangible assets	4	6
Intangible assets at end of period	4	6
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	57	57
Intangible assets	57	57
Intangible assets at end of period	57	57
Other intangible assets | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(51)	(44)
Intangible assets	(53)	(51)
Additions	(2)	(7)
Intangible assets at end of period	$ (53)	$ (51)